EARNINGS PER SHARE (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Basic:
Net income available to stockholders	$ 63,092	$ 57,442	$ 89,206
Diluted:
Interest paid on 3.75% convertible bonds	11,203	7,102	5,092
Net income available to stockholders, diluted	$ 74,295	$ 64,544	$ 94,298
Basic earnings per share:
Weighted average number of common shares outstanding	93,277	85,694	89,508
Diluted earnings per share:
Effect of dilutive share options	58	82	163
Effect of dilutive convertible debt	23,333	22,220	5,753
Weighted average number of diluted common shares outstanding	116,668	107,996	95,424